DISCONTINUED OPERATIONS (The Condensed Cash Flows Of Qufan) (Details) - Qufan [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net cash provided by operating activities	¥ 839	¥ 36,782
Net cash used in investing activities		(22,000)
Net cash provided by financing activities		27,500
Effect of foreign exchange on cash	¥ (998)	¥ (1,021)